Compensation Related Costs, Share Based Payments (Tables)	12 Months Ended
Feb. 24, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Share Based Payment Award Outstanding Awards [Table Text Block]
Share-based awards currently outstanding under the Incentive Compensation Plan are as follows:

Total Outstanding Awards	February 24, 2023
Performance units (1)	1,060,231
Restricted stock units	3,293,268
Total outstanding awards	4,353,499
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(1)This amount includes the maximum number of shares that may be issued under outstanding performance unit awards; however, the actual number of shares which may be issued will be determined based on the satisfaction of certain conditions, and therefore may be significantly lower.

Schedule Of Share Based Payment Award Performance Units Valuation Assumptions [Table Text Block]	The Monte Carlo simulation was computed using the following assumptions:

	FY23 Award	FY22 Award		FY21 Award
	Tranche 1	Tranche 2	Tranche 1	Tranche 3	Tranche 2	Tranche 1
Risk-free interest rate (1)	2.6%	2.3%	0.3%	1.6%	0.2%	0.2%
Expected term	3 years	2 years	3 years	1 year	2 years	2 years
Estimated volatility (2)	52.2%	43.8%	53.5%	28.7%	61.3%	58.1%
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(1)Based on the U.S. Government bond benchmark on the grant date.
(2)Represents the historical price volatility of our Company’s Class A Common Stock for the three-year period preceding the grant date.

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
The Monte Carlo simulation resulted in the following weighted-average grant date fair values per PSU with market conditions:

Grant Date Fair Value per PSU	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Weighted-average grant date fair value per share of PSUs granted under Monte Carlo	$11.13	$14.38	$13.29
The weighted-average grant date fair value per share of RSUs granted in 2023, 2022 and 2021 is as follows:

Grant Date Fair Value per Share	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Weighted-average grant date fair value per share of RSUs granted	$10.63	$13.08	$9.49

Share-based Payment Arrangement, Cost by Plan [Table Text Block]
The total PSU expense and associated tax benefit recorded in 2023, 2022 and 2021 are as follows:

Performance Units	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Expense	$3.2	$1.6	$7.7
Tax benefit	0.8	0.4	2.0
The total RSU expense and associated tax benefit recorded in 2023, 2022 and 2021 are as follows:

Restricted Stock Units	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Expense	$17.6	$13.7	$12.4
Tax benefit	4.4	3.5	3.1

Schedule Of Share Based Compensation Performance Units Award Activity [Table Text Block]
The 2023 PSU activity is as follows:

Maximum Number of Nonvested Units	Total	Weighted-Average Grant Date Fair Value per Unit
Nonvested as of February 25, 2022	1,205,833	$14.21
Granted	1,125,192	11.13
Vested	(1,270,794)	12.40
Nonvested as of February 24, 2023	1,060,231	$13.11

Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]	The 2023 RSU activity is as follows:

Nonvested Units	Total	Weighted-Average Grant Date Fair Value per Share
Nonvested as of February 25, 2022	3,445,438	$11.86
Granted	1,241,599	10.63
Vested	(1,309,344)	10.05
Forfeited	(84,425)	12.48
Nonvested as of February 24, 2023	3,293,268	$12.11